SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Due to related parties			$ 321,656
President and Former chief executive officer [member]
IfrsStatementLineItems [Line Items]
Due to related parties			134,339
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Due to related parties			59,304
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Due to related parties			5,513
Officer [Member]
IfrsStatementLineItems [Line Items]
Due to related parties			$ 122,500